Fees Summary	Aug. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,817,000
Previously Paid Amount	0.00
Total Fee Amount	278.18
Total Offset Amount	0.00
Net Fee	278.18
Narrative - Max Aggregate Offering Price	$ 1,817,000
Final Prospectus	true